CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 26,086	¥ 168,424		¥ 118,821
Restricted cash	256	1,650		824
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 26,342	¥ 170,074	$ 18,534	¥ 119,645	¥ 112,615	¥ 157,600